PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 5,942,381	$ 3,881,309
Less: accumulated depreciation	(2,005,265)	(1,724,095)
Property, plant and equipment, net	3,937,116	2,157,214
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	2,825,862	2,240,129
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	451,789	443,390
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	150,848	138,951
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	90,448	88,050
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,541,868	216,468
Building [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 881,566	$ 754,321